Other Operating Expenses - Summary of Other Operating Expenses (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Component Of Other Operation Expense [Line Items]
Other operating expenses, Total	$ 2,319,847	$ 2,336,556	$ 2,298,760
Directors' Fees [Member]
Component Of Other Operation Expense [Line Items]
Other operating expenses, Total	99,625	103,250	115,250
Stationery and Supplies [Member]
Component Of Other Operation Expense [Line Items]
Other operating expenses, Total	150,280	173,163	166,602
Regulatory Assessment and Deposit Insurance [Member]
Component Of Other Operation Expense [Line Items]
Other operating expenses, Total	274,897	271,721	315,053
Advertising [Member]
Component Of Other Operation Expense [Line Items]
Other operating expenses, Total	216,744	211,875	154,380
Postage and Transportation [Member]
Component Of Other Operation Expense [Line Items]
Other operating expenses, Total	172,996	160,141	164,616
Other Taxes [Member]
Component Of Other Operation Expense [Line Items]
Other operating expenses, Total	146,264	162,470	176,843
Service Expense [Member]
Component Of Other Operation Expense [Line Items]
Other operating expenses, Total	428,850	482,780	382,837
Other [Member]
Component Of Other Operation Expense [Line Items]
Other operating expenses, Total	$ 830,191	$ 771,156	$ 823,179